Operating Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016		Mar. 31, 2015		Mar. 31, 2014
Concentration Risk [Line Items]
Provision for doubtful accounts, net	$ 371	$ 274		$ 73
Charge off provision for doubtful accounts
Allowances for doubtful accounts	$ 1,252	$ 881		$ 607		$ 534
Sales Revenue, Net [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.80%	12.70%		16.50%
Sales Revenue, Net [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.60%	13.60%			[1]
Sales Revenue, Net [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.20%	10.40%		13.70%
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	22.20%	23.70%
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.80%		[1]

[1]	Less than 10%